Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition cost of Moneytech POS Pty Ltd.	$ 100,072	$ 98,180
Fixed assets received	(55,749)	(54,695)
Liability assumed	26,065	25,572
Acquisition cost assigned to goodwill	$ 70,388	$ 69,057